ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
ACCRUED SEVERANCE PAY, NET

NOTE 12 — ACCRUED SEVERANCE PAY, NET

A. Accrued Liability:

The Company is liable for severance pay to its employees pursuant to the applicable local laws prevailing in the respective countries of employment and employment agreements. For Israeli employees, the liability is partially covered by individual managers’ insurance policies under the name of the employee, for which the Company makes monthly payments. The Company may make withdrawals from the managers’ insurance policies only for the purpose of paying severance pay.

The amounts accrued and the amounts funded with managers’ insurance policies are as follows:

	December 31,
	2012	2011
Accrued severance pay	$3,900	$1,300
Less-amount funded	(2,762)	(1,072)
	$1,138	$228

B. Expenses:

The income (expense) related to severance payable for the years ended December 31, 2012 and 2011 were $55 and $(139), respectively.